Stock Options (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 Common Stock, No par value [Member] USD ($)	Dec. 31, 2014 Common Stock, No par value [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance			10,791,000	10,791,000
Awards granted			1,677,000	1,677,000
Stock options exercised during the period	2,108,521	2,280,439	2,109,000	2,109,000
Options forfeited			1,170,000	1,170,000
Stock options ending balance	9,189,000
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance			$ 55.64	€ 45.83
Granted			$ 61.14	€ 50.35
Forfeited			$ 62.90	€ 51.81
Exercised			$ 42.70	€ 35.17
Weighted average price per share ending balance			$ 58.69	€ 48.34
Share Based Compensation Arrangement By Share Based Payment Awards Option Vested And Expected To Vest [LineItems]
Number of options			2,539	2,539
Weighted average remaining contractual life in years	2 years 6 months
Weighted average exercise price			$ 45.38	€ 37.38
Aggregate intrinsic value			$ 75,443	€ 62,139